Share-Based Compensation and Employee Benefit Plans (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-Based Compensation and Employee Benefit Plans (Textual) [Abstract]
Maximum number of shares reserved for issuance under stock plan	4.4
Shares available to be granted under plan	1.3
Term of options	10 years
Options outstanding, aggregate intrinsic value	$ 4.6
Options outstanding, Weighted average remaining contractual term	4 years
Options exercisable, aggregate intrinsic value	0.9
Options exercisable, Weighted average remaining contractual term	3 years 10 months
Intrinsic value of stock options exercised	10.9	3.0	2.9
Aggregate fair value of shares that vested	4.4	6.1	4.4
Allocated Share-based Compensation Expense	5.3	5.9	8.1
Total compensation cost capitalized for options and restricted stock awards	0.4	0.5	0.8
Total unvested compensation cost not yet recognized for options and restricted stock awards	$ 8.0
Weighted average period over which unvested compensation cost expected to be recognized	1 year 8 months
Minimum [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vest period, minimum	1 year
Minimum [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vest period, minimum	3 years
Minimum 2 [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vest period, minimum	4 years
Maximum [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement Award Vesting Period	5 years
Maximum [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vest period, minimum	5 years